Income Taxes (Schedule of Income Tax) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Current, Federal	$ 30,385	$ 93,212	$ 102,695
Current, Foreign	(2,550)	0	0
Current, State	16,270	10,980	14,098
Current, Total	44,105	104,192	116,793
Deferred, Federal	(31,922)	36,369	(79,313)
Deferred, Foreign	(620)	0	0
Deferred, State	(7,740)	(1,336)	(4,474)
Deferred, Total	(40,282)	35,033	(83,787)
Excess tax (shortfall) benefit of stock options exercised	33,501	4,315	2,530
Valuation Allowance	943	202	3,286
INCOME TAX	$ 38,267	$ 143,742	$ 38,822